PORTUS HOLDINGS INC. - Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Income Statement
Finance and accounting					$ 3,000	$ 38,608	$ 41,608
Legal					750	25,000	25,750
General and administrative					85	340,943	341,028
Total Operating Expenses					3,835	404,551	408,386
Net operating income (loss)	(84,701)	2	(198,650)	4				(607,036)
Other income (expenses):
Interest expense	(1,517)		(2,589)					(2,589)
NET INCOME (LOSS)	$ (86,218)	$ 2	$ (201,239)	$ 4	$ (3,835)	$ (404,551)	$ (408,386)	$ (609,625)
Net Loss Per Share- Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares- Basic and Diluted	112,977,678	112,500,000	112,992,684	112,500	112,500,000	112,716,291